Earnings Per Common Share (Schedule Of Basic And Diluted Earnings Per Common Share) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share, Basic [Abstract]
Net income (loss) from continuing operations	$ 79	$ 177	$ 100	$ 60	$ 934	$ 251	$ 183	$ 2	$ 416		$ 1,370		$ (219)
Preferred stock dividends - U.S. Department of Treasury									(543)	[1]	(535)		(534)
Impact of repurchase of MCP held by U.S. Department of Treasury									(240)	[2]	0	[2]	0	[2]
Preferred stock dividends									(267)		(267)		(260)
Impact of preferred stock amendment									0		0		32
Net income (loss) from continuing operations attributable to common shareholders									(634)	[3]	568	[3]	(981)	[3]
Income (loss) from discontinued operations, net of tax	25	(86)	(1,027)	1,033	466	133	(1,081)	308	(55)		(174)		62
Net income (loss) attributable to common shareholders									$ (689)		$ 394		$ (919)
Basic weighted-average common shares outstanding									1,355,375		1,330,970		1,330,970
Diluted weighted-average common shares outstanding									1,355,375	[3]	1,330,970	[3]	1,330,970	[3]
Earnings Per Share, Basic [Abstract]
Net income (loss) from continuing operations, Per Basic Share	$ (270)	$ (18)	$ (75)	$ (105)	$ 551	$ 38	$ (13)	$ (149)	$ (468)		$ 427		$ (738)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ (41)		$ (131)		$ 47
Net (loss) income, Basic	$ (251)	$ (82)	$ (847)	$ 671	$ 901	$ 137	$ (825)	$ 82	$ (509)		$ 296		$ (691)
Earnings Per Share, Diluted [Abstract]
Net income (loss) from continuing operations, Per Diluted Share	$ (270)	$ (18)	$ (75)	$ (105)	$ 455	$ 38	$ (13)	$ (149)	$ (468)	[3]	$ 427	[3]	$ (738)	[3]
Income (loss) from discontinued operations, net of tax, Diluted									$ (41)	[3]	$ (131)	[3]	$ 47	[3]
Net (loss) income, Diluted	$ (251)	$ (82)	$ (847)	$ 671	$ 700	$ 137	$ (825)	$ 82	$ (509)	[3]	$ 296	[3]	$ (691)	[3]
Potential common shares excluded from diluted earnings per share calculation									288,000		574,000		574,000

[1]	Includes $8 million of preferred stock dividends paid to the U.S. Department of Treasury related to the period from November 15, 2013 through November 20, 2013.
[2]	Refer to Note 17 to the Consolidated Financial Statements for further detail.
[3]	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2013, and 2011, respectively, net (loss) income from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.